CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 418,213	$ 59,804	¥ 587,749
Restricted cash and term deposits	64,683	9,250	66,367
Trade receivables	51,532	7,369	98,774
Inventories	233,389	33,374	151,754
Receivables from online payment platforms	16,296	2,330	24,255
Term deposits and short-term investments	453,472	64,846	599,041
Prepayment and other current assets	246,237	35,211	195,202
Total current assets	1,484,596	212,295	1,724,360
Non-current assets:
Long-term investments	274,753	39,289	280,281
Intangible assets	144,097	20,606	126,615
Goodwill	684	98	684
Property and equipment, net	293,560	41,979	155,352
Deferred tax assets	69,313	9,912	84,950
Operating lease ROU assets	251,635	35,983	162,764
Other non-current assets	130,998	18,732	200,152
Total non-current assets	1,165,040	166,599	1,010,798
Total assets	2,649,636	378,894	2,735,158
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB415,503 and RMB480,948 as of December 31, 2024 and 2025, respectively):
Short-term borrowings	39,814	5,693	69,771
Taxes payable	43,461	6,215	61,862
Contract liabilities	65,948	9,430	76,579
Salary and welfare payables	130,170	18,614	111,396
Amounts due to related parties	618	88	477
Accrued expenses and other current liabilities	427,507	61,134	265,216
Operating lease liabilities-current	76,536	10,945	44,905
Total current liabilities	784,054	112,119	630,206
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB98,584 and RMB23,511 as of December 31, 2024 and 2025, respectively):
Operating lease liabilities-non current	183,364	26,221	125,200
Deferred tax liabilities	10,615	1,518	19,758
Other non-current liabilities	2,783	398	1,264
Total non-current liabilities	196,762	28,137	146,222
Total liabilities	980,816	140,256	776,428
Commitments and Contingencies (see Note 21)
Shareholders' equity
Treasury stock	(391,944)	(56,047)	(376,690)
Additional paid-in capital	3,059,764	437,540	3,069,799
Statutory reserves	46,448	6,642	40,552
Accumulated deficit	(1,174,587)	(167,964)	(926,390)
Accumulated other comprehensive income	13,340	1,908	31,560
Total So-Young International Inc. shareholders' equity	1,553,315	222,121	1,839,121
Non-controlling interests	115,505	16,517	119,609
Total shareholders' equity	1,668,820	238,638	1,958,730
Total liabilities and shareholders' equity	2,649,636	378,894	2,735,158
Related Party
Current assets:
Amounts due from related parties	774	111	1,218
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	257	37	253
Class B Ordinary shares
Shareholders' equity
Ordinary shares	¥ 37	$ 5	¥ 37